Document and Entity Information - USD ($)	6 Months Ended
	Jun. 30, 2017	Apr. 01, 2017	Mar. 06, 2017
Document And Entity Information
Entity Registrant Name	Teardroppers, Inc.
Entity Central Index Key	0001615780
Document Type	POS AM
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2,200,000
Entity Common Stock, Shares Outstanding	38,210,000	37,750,000
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017